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                      Letterhead of Chadbourne & Parke LLP
                              30 Rockefeller Plaza
                            New York, New York 10112
                                 (212) 408-5100

                                  May 12, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     ORBCOMM Inc.
        Registration Statement on Form S-1

Ladies and Gentlemen:

          For the purpose of registering under the Securities Act of 1933, as amended (the "Securities Act"), shares of Common Stock, par value $0.001 per share, of ORBCOMM Inc., a Delaware corporation ("ORBCOMM"), with a maximum aggregate offering price of $150,000,000, transmitted herewith is ORBCOMM's Registration Statement on Form S-1 (the "Registration Statement") and the exhibits thereto.

          In connection with the filing of the Registration Statement, ORBCOMM is also submitting a request, pursuant to Rule 406 under the Securities Act and Rules 80(b)(3) and 80(b)(4) under the Freedom of Information Act, for an order granting confidential treatment to certain portions of certain exhibits to the Registration Statement. On behalf of ORBCOMM, we respectfully request that the review of the Registration Statement and the request for confidential treatment by the staff of the Securities and Exchange Commission be considered on the same time schedule.

          Should you have any questions or comments concerning the Registration Statement, please telephone collect Sey-Hyo Lee at (212) 408-5122, Alejandro San Miguel at (212) 408-8009 or James Laws at (212) 408-5547 of this office.

                                                          Very truly yours,

                                                          Chadbourne & Parke LLP



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